RS - Summary of equity-settled 2019 Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares stockOptions € / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)
Management Board
Stock Options Plans [Line Items]
Exercises (in shares)	0
Outstanding	60,548	86,584
Forfeitures (in shares)	0
April 2019 Stock Option Plan
Stock Options Plans [Line Items]
Weighted-average price (eur per share) | € / shares	€ 87.86
Maximum term for exercise options	3 years
Exercisable shares (in shares) | stockOptions	19,935
Subscription right	29.00%
Performance Term of Program in Years	4 years
Exercises (in shares)	0
Outstanding	19,935	68,641
Forfeitures (in shares)	0
April 2019 Stock Option Plan | Management Board
Stock Options Plans [Line Items]
Exercisable shares (in shares)	0
April 2019 Stock Option Plan | Executive committee
Stock Options Plans [Line Items]
Exercisable shares (in shares)	1,220
April 2019 Stock Option Plan | Current and former employees
Stock Options Plans [Line Items]
Exercisable shares (in shares)	18,715
October 2019 Stock Option Plan
Stock Options Plans [Line Items]
Weighted-average price (eur per share) | € / shares	€ 106.16
Maximum term for exercise options	3 years
Subscription right	57.00%
Performance Term of Program in Years	4 years
Exercises (in shares)	0
Outstanding	32,535	57,078
Forfeitures (in shares)	0
2019 stock option plans
Stock Options Plans [Line Items]
Expense from equity-settled share-based payment transactions | €	€ 51,358	€ 218,126	€ 625,806
2019 stock option plans | Executive committee
Stock Options Plans [Line Items]
Maximum term for exercise options	3 years
Exercises (in shares)	0